Note 11 - Borrowings (Details) - Long-Term Borrowing ¥ in Thousands	Mar. 31, 2014 JPY (¥)
Debt Instrument [Line Items]
Long-term installment payable at various dates through the year ended March 31, 2015. Interest is payable at variable rates based on Tokyo InterBank Offered Rate (TIBOR) which was 0.212% as of March 31, 2014. Weighted average interest rate was 0.901% at March 31, 2014.	¥ 980,000
Less current portion	¥ (980,000)